Investments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Summary of investments
As at December 31, 2020 and 2019, the Company had the following investments:

	2020	2019
Investment in PrairieSky Royalty Ltd.	$228	$345
Investment in Inter Pipeline Ltd.	77	145
	$305	$490
The loss from the investment in PrairieSky was comprised as follows:

	2020	2019	2018
Fair value loss from PrairieSky	$117	$55	$326
Dividend income from PrairieSky	(9)	(17)	(17)
	$108	$38	$309
The loss (gain) from the investment in Inter Pipeline was comprised as follows:

	2020	2019	2018
Fair value loss (gain) from Inter Pipeline	$68	$(21)	$43
Dividend income from Inter Pipeline	(5)	(11)	(11)
	$63	$(32)	$32